Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment (Details) [Line Items]
Depreciation expense	$ 2,920,937	$ 2,722,120	$ 11,085,230	$ 10,915,839
Capitalized project development costs	$ 8,218,308	$ 7,360,832	$ 19,381,440	7,403,848
Abandonment of project development costs				12,194,783
McKinley Grand hotel property for a purchase price				3,800,000
Land [Member]
Property and Equipment (Details) [Line Items]
Fair value of assets acquired				241,100
Building [Member]
Property and Equipment (Details) [Line Items]
Fair value of assets acquired				$ 3,558,900